JUNIOR SUBORDINATED NOTES	12 Months Ended
Dec. 31, 2012
JUNIOR SUBORDINATED NOTES
JUNIOR SUBORDINATED NOTES

16.  JUNIOR SUBORDINATED NOTES

		2012		2011
Outstanding loan amount (millions of Canadian dollars)	Maturity Date	Outstanding December 31	Effective Interest Rate	Outstanding December 31	Effective Interest Rate

TRANSCANADA PIPELINES LIMITED
U.S. dollars (2012 and 2011 – US$1,000)	2067	994	6.5%	1,016	6.5%

Junior Subordinated Notes of US$1.0 billion mature in 2067 and bear interest at 6.35 per cent per year until May 15, 2017, when interest will convert to a floating rate that is reset quarterly to the three-month London Interbank Offered Rate plus 221 basis points. The Company has the option to defer payment of interest for periods of up to 10 years without giving rise to a default and without permitting acceleration of payment under the terms of the Junior Subordinated Notes. However, the Company would be prohibited from paying dividends during any such deferral period. The Junior Subordinated Notes are subordinated in right of payment to existing and future senior indebtedness and are effectively subordinated to all indebtedness and other obligations of TCPL. The Junior Subordinated Notes are callable at the Company's option at any time on or after May 15, 2017, at 100 per cent of the principal amount of the Junior Subordinated Notes plus accrued and unpaid interest to the date of redemption. The Junior Subordinated Notes are callable earlier, in whole or in part, upon the occurrence of certain events and at the Company's option at an amount equal to the greater of 100 per cent of the principal amount of the Junior Subordinated Notes plus accrued and unpaid interest to the date of redemption and an amount determined by a specified formula in accordance with the terms of the Junior Subordinated Notes.